ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 31, 2015		George G. Baxter (617) 951-7748 george.baxter@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds (the “Trust”) (Registration Nos. 33-36528 and 811-6161)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated August 28, 2015, for all series of the Trust (the “Funds”), do not differ from those contained in the most recent amendment to the Funds’ registration statement on file with the Commission; and

2. the text of the most recent amendment to the Funds’ registration statement was filed electronically with the Commission on August 28, 2015 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7748 with any questions or comments regarding this matter.

Kind regards,

/s/ George G. Baxter IV

George G. Baxter IV

cc:	Julian Sluyters

Thomas J. Fuccillo, Esq.

Debra Rubano, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.

Robert M. Schmidt, Esq.